Securities and Exchange Commission
Washington, DC 20549
Amended Rule 23c-2 Notice of Intention to
Redeem Securities

of

DWS Municipal Income Trust
345 Park Avenue
New York, New York  10154-0004

under the

Investment Company Act of 1940
Investment Company Act File No. 811-05655

The undersigned registered closed-end investment company hereby amends the Notice of Intention to Redeem Securities filed with the Securities and Exchange Commission (“SEC”) on September 12, 2008 to notify the SEC that it has postponed its previously-announced intention to redeem the securities identified below.

(1)	Title of the class of securities of DWS Municipal Income Trust (the “Fund”) previously identified as being subject to redemption:

Preferred shares of beneficial interest, par value $0.01 per share, Series A (CUSIP #81118R109), Series B (CUSIP #81118R208), Series C (CUSIP #81118R307), Series D (CUSIP #81118R406) and Series E (CUSIP #81118R505) (the “Preferred Shares”).

(2)	The securities were to be redeemed on or about the dates set forth below:

On September 12, 2008, the Fund announced its intention to redeem Series A, B, C, D and E Preferred Shares on October 15, 2008.  Due to market conditions, however, the Fund has postponed the redemption indefinitely.  The Fund will file another amendment to this Notice with the SEC in the future when it is in a position to notify the SEC of an updated redemption schedule.

(3)	Applicable provisions of the governing instrument pursuant to which the securities were to be redeemed:

The Preferred Shares were to be redeemed pursuant to Section 3(a)(i) of the Fund’s Amended and Restated Certificate of Designation for Preferred Shares.

(4)	The number of shares previously identified as being subject to redemption and the basis upon which the shares were to be selected:

The Fund previously announced its intention to redeem the number of outstanding Preferred Shares set forth below.  The Preferred Shares to be redeemed were allocated by the Fund among the various Series on a pro rata basis.  The Depository Trust Company, the Preferred Shares’ holder of record, was to select by lot the Preferred Shares to be redeemed within each Series.

Series	Number of Shares
A	2,700
B	2,675
C	2,700
D	2,675
E	2,500

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Amended Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of October, 2008.

DWS MUNICIPAL INCOME TRUST

By:	/s/Paul H. Schubert
Name: Paul H. Schubert
Title: Chief Financial Officer and Treasurer